CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 24, 2020
CONSOLIDATED BALANCE SHEETS
Redeemable convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized	7,000,000	7,000,000	7,000,000	7,000,000
Redeemable convertible preferred stock, liquidation preference (in dollars)	$ 25,129,945	$ 25,129,945	$ 25,129,945
Redeemable convertible preferred stock shares issued	6,585,881	6,585,881	6,585,881
Redeemable convertible preferred stock, shares outstanding	6,585,881	6,585,881	6,585,881
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	14,000,000	14,000,000	14,000,000	14,000,000
Common stock, shares issued	5,058,554	4,836,577	4,771,025
Common stock, shares outstanding	5,058,554	4,836,577	4,771,025